Trade Receivables, Other Receivables and Prepayments (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Average credit period, description		The Group allows an average credit period of 90 -120 days to its trade customers.
Bad deb allowance
Trade receivables	$ 1,908,783	$ 1,723,364